COST OF SALES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Detailed Information About Cost of Sales [Line Items]
Site operating costs	$ 1,081	$ 1,202	$ 2,166	$ 2,353
Depreciation expense	500	566	1,007	1,090
Royalty expense	117	127	233	222
Community relations	6	5	10	11
Cost of sales	1,704	1,900	3,416	3,676
Inventory write-down	0	1	14	18
Gold
Disclosure of Detailed Information About Cost of Sales [Line Items]
Site operating costs	1,016	1,121	2,036	2,201
Depreciation expense	448	498	902	972
Royalty expense	92	116	185	200
Community relations	5	5	9	10
Cost of sales	1,561	1,740	3,132	3,383
Copper
Disclosure of Detailed Information About Cost of Sales [Line Items]
Site operating costs	65	79	130	148
Depreciation expense	46	63	94	106
Royalty expense	25	11	48	22
Community relations	1	0	1	1
Cost of sales	137	153	273	277
Other
Disclosure of Detailed Information About Cost of Sales [Line Items]
Site operating costs	0	2	0	4
Depreciation expense	6	5	11	12
Royalty expense	0	0	0	0
Community relations	0	0	0	0
Cost of sales	$ 6	$ 7	$ 11	$ 16